Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurements [Line Items]
Fair Value Measurements

13) Fair Value Measurements

The Company’s debt instruments are recorded at their carrying values in its consolidated balance sheets, which may differ from their respective fair values. The fair values of the Company’s convertible notes are estimated using the valuation of the securities into which the debt is convertible, external pricing data, based on interest rates and credit ratings for similar issuances with the same remaining term as the Company’s outstanding borrowings. The fair value of the Embry convertible notes was determined using valuation inputs categorized as Level 3. The fair values of the Company’s term loans and Tropez note generally approximated their carrying values.

At December 31, 2021, the Company held currency forward contracts of $3,075 to sell United States dollars and to buy Canadian dollars at a forward rate. Any changes in the fair value of these contracts are reflected in the consolidated statement of operations. The change in fair value at December 31, 2021 was de minimis.

The following table presents the Company’s fair value hierarchy for financial assets and liabilities:

	Fair Value Measurements as of December 31, 2021
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant Liability	$—	$—	$100,467	$100,467
ONDesign Israel Contingent Consideration – Tapeout	$—	$—	$1,817	$1,817
ONDesign Israel Contingent Consideration – Design Win	$—	$—	$2,222	$2,222
City Semi Contingent Consideration – Second Tranche	$—	$—	$980	$980
	Fair Value Measurements as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities:
SAFEs	$—	$—	$102,700	$102,700
City Semi Contingent Consideration – First Tranche	$—	$—	$500	$500
City Semi Contingent Consideration – Second Tranche	$—	$—	$900	$900

As of December 31, 2021 and 2020, the Company’s cash and cash equivalents were all held in cash or Level 1 instruments where the fair values approximate the carrying values.

Level 3 Disclosures

SAFEs

The SAFEs were valued using a probability-weighted expected return method (“PWERM”) valuation approach aligned to the SAFEs provisions, including (i) conversion through qualified equity financing, (ii) conversion through acquisition of a special purpose acquisition company, (iii) no conversion through equity or acquisition prior to December 31, 2021, (iv) a liquidation event, and (v) a dissolution event. Determining the fair value of the SAFEs using the PWERM requires assumptions and estimates for both the probability of each scenario and the fair value determined under each scenario. The SAFEs were valued through each scenario using an appropriate valuation approach, including calculations based on the terms of the SAFEs and a Monte Carlo simulation, which utilized the Geometric Brownian Motion formula to simulate the conversion and payout of the SAFEs. The significant unobservable inputs include the discount rate, constant volatility factor and the Geometric Brownian Motion. Significant increases (decreases) in any of those inputs in isolation would result in a significantly lower (higher) fair value measurement.

In connection with the closing of the Transaction on June 10, 2021, all SAFEs converted into Class A membership units in ADK LLC, and then into 7,466,891 shares of Class A common stock and 454,077 shares of Class V common stock of indie. At the time of conversion, the SAFEs had a fair value of $86,100, which was valued based on the Company’s market close price of $10.87 per share.

Warrants

Warrants were valued using the Black-Scholes-Merton formula and a Monte Carlo Simulations analysis. Calculating the fair value of warrants requires the input of subjective assumptions. Other reasonable assumptions could provide differing results. The carrying amount of the liability may fluctuate significantly and actual amounts paid may be materially different from the liability’s estimated value.

For the year ended December 31, 2021, there were no redemptions of the warrants and the carrying amount of the liability fluctuated due to fair value remeasurement.

Contingent Earn-Outs

Contingent earn-outs were valued using a Monte Carlo analysis in order to simulate the future path of the Company’s stock price over the earn-out period. The carrying amount of the liability may fluctuate significantly and actual amounts paid may be materially different from the liability’s estimated value. As of November 9, 2021, the first earn-out milestone was achieved. The existing liability was remeasured to its fair value and reclassified from a liability to Additional paid-in capital in the consolidated balance sheet. See Note 11 - Contingent and earn-out Liabilities for additional information.

The following table presents the significant unobservable inputs assumed for each of the fair value measurements:

	As of December 31, 2021	As of December 31, 2020
	Input	Input
Liabilities:
SAFEs
Discount rate	N/A	75%
Constant volatility factor	N/A	40%
Geometric Brownian Motion	N/A	0.98
Warrants
Expected volatility	36.0%	N/A
City Semi Contingent Consideration – First Tranche
Discount rate	N/A	10.3%
City Semi Contingent Consideration – Second Tranche
Discount rate	10.8%	10.3%
ONDesign Israel Contingent consideration – Tapeout
Discount rate	4.37%	N/A
ONDesign Israel Contingent consideration – Design Win
Discount rate	4.37%	N/A
Contingent earn-outs – second milestone
Constant volatility factor	40%	N/A

Thunder Bridge Acquisition Il, Ltd.[Member]
Fair Value Measurements [Line Items]
Fair Value Measurements

Note 10 — Fair Value Measurements

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•        Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•        Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•        Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

As of March 31, 2021 and December 31, 2020, the aggregate values of the Private Placement Warrants and Public Warrants were approximately $57.4 million and $97.2 million, respectively, based on the closing price of THBR on that date of $10.42 and $13.22, respectively.

The Warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the Balance Sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the Statement of Operations.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	March 31, 2021	December 31, 2020
Liabilities:
Public Warrants	1	$37,605,000	$63,738,750
Private Placement Warrants	2	19,808,500	33,443,044

No other changes in valuation techniques or inputs occurred during the years ended March 31, 2021 and December 31, 2020. No transfers of assets between Level 1 and Level 2 of the fair value measurement hierarchy occurred during the three months ended March 31, 2021.

Note 11 — Fair Value Measurements

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2020 and 2019, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		December 31,
Description	Level	2020	2019
Liabilities:
Private Placement Warrants(1)	2	$33,443,044	$7,862,415
Public Warrants(1)	1	$63,738,750	$15,525,000

____________

(1)      Measured at fair value on a recurring basis.

Warrants

The Warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the Balance Sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the Statement of Operations.

Initial Measurement

The Company established the initial fair value for the Warrants on August 9, 2019, the date of the Company’s Initial Public Offering, using a Monte Carlo simulation model for the Private Placement Warrants and the Public Warrants. The Company allocated the proceeds received from (i) the sale of Units (which is inclusive of one share of Class A ordinary shares and one-half of one Public Warrant), and (ii) the sale of Private Placement Warrants, first to the Warrants based on their fair values as determined at initial measurement, with the remaining proceeds allocated to Class A ordinary shares subject to possible redemption based on their relative fair values at the initial measurement date. The Warrants were classified as Level 3 at the initial measurement date due to the use of unobservable inputs.

The key inputs into the Monte Carlo simulation model for the Private Placement Warrants and Public Warrants were as follows at initial measurement:

Input	August 9, 2019
Risk-free interest rate	1.64%
Expected term (years)	6.72
Expected Volatility	14%
Exercise Price	$11.50
Stock price	$9.50

The Company’s use of a Monte Carlo simulation model required the use of subjective assumptions:

•        The risk-free interest rate assumption was based on the 6.72 year yield the yield on the U.S. Treasury notes as of the Valuation Date that matched the time period to de-SPAC as of each Valuation Date.

•        The expected term was simulated out daily over the expected remaining life of the Public Warrants. The specific remaining life was based on Management’s estimated time to de-SPAC as well as the five-year contractual period that begins once the transaction closes.

•        The expected volatility assumption was based on the implied volatility from a set of comparable publicly-traded warrants as determined based on the size and proximity of other similar business combinations. An increase in the expected volatility, in isolation, would result in an increase in the fair value measurement of the warrant liabilities and vice versa.

•        The fair value of the Units, which each consist of one Class A ordinary share and one-half of one Public Warrant, represents the closing price on the measurement date as observed from the ticker THBR. Based on the applied volatility assumption and the expected term to a business combination noted above, the Company determined that the risk neutral probability of exceeding the $18.00 redemption value by the start of the exercise period for the Warrants resulted in a nominal difference in value between the Public Warrants and Private Placement Warrants across the valuation dates utilized in the Monte Carlo simulation model.

Therefore, the resulting valuations for the two classes of Warrants were determined to be equal. On August 9, 2019, the Private Placement Warrants and Public Warrants were determined to be $1.57 per warrant for aggregate values of $12.6 million and $31.6 million, respectively.

Subsequent Measurement

The Warrants are measured at fair value on a recurring basis. The subsequent measurement of the Public Warrants as of December 31, 2020 is classified as Level 1 due to the use of an observable market quote in an active market under the ticker THBR. As the transfer of Private Placement Warrants to anyone outside of a small group of individuals who are permitted transferees would result in the Private Placement Warrants having substantially the same terms as the Public Warrants, the Company determined that the fair value of each Private Placement Warrant is equivalent to that of each Public Warrant, with an insignificant adjustment for short-term marketability restrictions. As such, the Private Placement Warrants are classified as Level 2.

As of December 31, 2020 and 2019, the aggregate values of the Private Placement Warrants and Public Warrants were approximately $97.2 million and $23.4 million, respectively, based on the closing price of THBR on that date of $13.22 and $9.95, respectively.

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of February 13, 2019	$—	$—	$—
Initial Measurement on August 9, 2019	9,175,984	17,250,000	26,425,984
Change in valuation inputs or other assumptions(1)(2)	(1,313,569)	(1,725,000)	(3,038,569)
Fair value as of December 31, 2019	7,862,415	15,525,000	23,387,415
Change in valuation inputs or other assumptions(1)(2)	25,580,629	48,213,750	73,794,379
Fair value as of December 31, 2020	$33,443,044	$63,738,750	$97,181,794

____________

(1)      Changes in valuation inputs or other assumptions are recognized in change in fair value of warrant liabilities in the Statement of Operations.

(2)      Due to the use of quoted prices in an active market (Level 1) and the use of observable inputs for similar assets or liabilities (Level 2) to measure the fair values of the Public Warrants and Private Placement Warrants, respectively, subsequent to initial measurement, the Company had transfers out of Level 3 totaling approximately $23.4 million during the period from August 9, 2019 through December 31, 2019.